OTHER OPERATING INCOME, NET	12 Months Ended
Mar. 31, 2022
OTHER OPERATING INCOME
OTHER OPERATING INCOME, NET

13. OTHER OPERATING INCOME, NET

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Guarantee income (Note 10)	—	44,471	207,825	126
Government grant	—	11,572	15,392	1,895
VAT in super deduction	1,925	—	—	—
Gains from waiver of operating payables (i)	—	—	2,010	73,747
Income from sale of loans recognized as a result of payments under guarantees	—	—	21,119	26,279
Transfer-out of unused VAT-input deductible	—	—	—	(20,030)
	1,925	56,043	246,346	82,017

(i) The Company entered into supplemental agreements with several suppliers in May and June 2021, pursuant to which the Company would be exempted from the repayment of other payables of approximately RMB120.4 million after all instalment pursuant to contractual payment schedule contained in the supplemental agreement are made by the Company. During the fiscal year ended March 31, 2022, a total of RMB73.7 million gains from waiver of operating payables were realized.